Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 1 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 55.0%
1,892,440		Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$2,119,856	0.2
2,045,412		Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	2,292,544	0.2
5,585,729		Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	6,533,566	0.5
1,468,649		Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	1,596,245	0.1
722,681		Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	737,660	0.1
781,402	(1)	Fannie Mae 2010-150 PS, 4.976%, (-1.000*US0001M + 6.600%), 12/25/2039	9,983	0.0
3,066,425	(1)	Fannie Mae 2010-95 SB, 4.976%, (-1.000*US0001M + 6.600%), 09/25/2040	302,325	0.0
5,433,359		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	5,612,555	0.4
5,196,380	(1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	622,307	0.0
11,869,850	(1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	641,016	0.1
160,437	(2)	Fannie Mae REMIC Trust 2002-W1 3A, 3.252%, 04/25/2042	155,680	0.0
785,974	(2)	Fannie Mae REMIC Trust 2002-W6 3A, 3.832%, 01/25/2042	769,987	0.1
899,119		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	976,838	0.1
2,174,317		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	2,187,883	0.2
75,894		Fannie Mae REMIC Trust 2004-61 SH, 17.497%, (-3.998*US0001M + 23.988%), 11/25/2032	89,272	0.0
2,569,400	(2)	Fannie Mae REMIC Trust 2004-W11 2A, 3.473%, 03/25/2043	2,437,463	0.2
2,197,679		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	2,231,649	0.2
353,885	(1)	Fannie Mae REMIC Trust 2005-17 ES, 5.126%, (-1.000*US0001M + 6.750%), 03/25/2035	20,993	0.0
312,234		Fannie Mae REMIC Trust 2005-59 NQ, 12.816%, (-2.500*US0001M + 16.875%), 05/25/2035	342,103	0.0
450,097		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	468,235	0.0
98,994		Fannie Mae REMIC Trust 2006-115 ES, 20.066%, (-4.000*US0001M + 26.560%), 12/25/2036	126,855	0.0
692,782	(1)	Fannie Mae REMIC Trust 2006-36 SP, 5.076%, (-1.000*US0001M + 6.700%), 05/25/2036	66,030	0.0
2,476,617	(1)	Fannie Mae REMIC Trust 2006-79 SH, 4.826%, (-1.000*US0001M + 6.450%), 08/25/2036	347,451	0.0
143,136	(2)	Fannie Mae REMIC Trust 2009-12 LK, 13.157%, 03/25/2039	161,217	0.0
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,042,770	0.2
4,758,390		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	4,999,048	0.4
1,226,210		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,264,479	0.1
3,626,329	(1)	Fannie Mae REMIC Trust 2012-128 VS, 4.626%, (-1.000*US0001M + 6.250%), 06/25/2042	283,176	0.0
2,036,328	(1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	90,547	0.0
1,833,568	(1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	238,813	0.0
1,525,487	(1)	Fannie Mae REMIC Trust 2012-68 SD, 5.076%, (-1.000*US0001M + 6.700%), 06/25/2032	148,091	0.0
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	3,245,009	0.2
618,659	(1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	53,344	0.0
1,463,643	(1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	111,974	0.0
427,871		Fannie Mae REMICS 2005-122 SE, 17.418%, (-3.500*US0001M + 23.100%), 11/25/2035	483,442	0.0
2,560,615	(1)	Fannie Mae REMICS 2005-17 SA, 5.076%, (-1.000*US0001M + 6.700%), 03/25/2035	368,611	0.0
395,318		Fannie Mae REMICS 2005-75 GS, 15.379%, (-3.000*US0001M + 20.250%), 08/25/2035	454,151	0.0
3,315	(3)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	2,823	0.0

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 2 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,433,315	(1)	Fannie Mae REMICS 2006-8 HL, 5.076%, (-1.000*US0001M + 6.700%), 03/25/2036	$670,838	0.1
580,446		Fannie Mae REMICS 2007-1 NR, 35.161%, (-7.600*US0001M + 47.500%), 02/25/2037	1,192,283	0.1
6,792,288	(1)	Fannie Mae REMICS 2010-147 LS, 4.826%, (-1.000*US0001M + 6.450%), 01/25/2041	1,022,053	0.1
1,098,313		Fannie Mae REMICS 2010-26 F, 2.394%, (US0001M + 0.770%), 11/25/2036	1,114,515	0.1
1,076,010		Fannie Mae REMICS 2010-39 FN, 2.454%, (US0001M + 0.830%), 05/25/2040	1,093,153	0.1
727,939		Fannie Mae REMICS 2010-80 PZ, 5.000%, 07/25/2040	764,052	0.1
1,000,000		Fannie Mae REMICS 2010-87 PL, 4.000%, 06/25/2040	997,860	0.1
1,071,514		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,124,895	0.1
750,000		Fannie Mae REMICS 2011-105 MB, 4.000%, 10/25/2041	724,486	0.1
1,830,000		Fannie Mae REMICS 2011-131 PB, 4.500%, 12/25/2041	1,893,733	0.1
2,403,686	(1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	115,738	0.0
2,129,982		Fannie Mae REMICS 2012-148 KH, 3.000%, 03/25/2042	2,097,527	0.2
4,954,042		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	4,989,050	0.4
2,820,292		Fannie Mae REMICS 2012-27 EZ, 4.250%, 03/25/2042	2,891,666	0.2
2,500,000		Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,391,829	0.2
754,283		Fannie Mae REMICS 2013-125 AZ, 4.000%, 11/25/2039	719,275	0.1
1,404,332	(3)	Fannie Mae REMICS 2013-135 PO, 0.000%, 01/25/2044	1,109,764	0.1
2,723,434	(1)	Fannie Mae REMICS 2013-25 BI, 3.000%, 03/25/2033	224,092	0.0
1,312,797		Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	1,247,733	0.1
2,015,976	(1)	Fannie Mae REMICS 2013-62 AI, 3.000%, 06/25/2033	196,787	0.0
1,401,927		Fannie Mae REMICS 2015-22 DY, 3.000%, 04/25/2045	1,198,129	0.1
1,312,661		Fannie Mae REMICS 2015-26 UZ, 3.000%, 05/25/2045	1,114,312	0.1
711,932		Fannie Mae REMICS 2015-68 JW, 3.500%, 09/25/2030	699,167	0.1
1,410,000		Fannie Mae REMICS 2016-103 PB, 3.000%, 01/25/2047	1,302,454	0.1
5,103,044	(1)	Fannie Mae REMICS 2016-4 DS, 4.476%, (-1.000*US0001M + 6.100%), 02/25/2046	745,964	0.1
4,283,554		Fannie Mae REMICS 2016-64 LD, 3.500%, 09/25/2046	4,143,721	0.3
5,301,429		Fannie Mae REMICS 2017-22 DZ, 4.000%, 04/25/2047	5,190,876	0.4
7,510,000		Fannie Mae REMICS 2018-16 TV, 3.000%, 05/25/2041	7,089,765	0.5
443,764		Fannie Mae REMICS 2018-25 AL, 3.500%, 04/25/2048	422,751	0.0
529,699		Fannie Mae REMICS 2018-37 DZ, 4.000%, 06/25/2048	534,296	0.0
7,522,359	(1)	Fannie Mae REMICS 2019-49 IG, 3.000%, 03/25/2033	618,785	0.0
1,622,176		Fannie Mae REMICS 2019-6 GZ, 4.000%, 03/25/2059	1,627,874	0.1
4,953,974	(1)	Fannie Mae REMICS 2020-44 TI, 5.500%, 12/25/2035	837,418	0.1
2,969,454		Fannie Mae Series 2016-51 S, 4.296%, (-1.000*US0001M + 5.920%), 10/25/2043	2,843,531	0.2
1,521,105	(2)	Fannie Mae Trust 2004-W2 3A, 2.991%, 02/25/2044	1,524,658	0.1
1,361,482	(2)	Fannie Mae Trust 2004-W2 4A, 3.028%, 02/25/2044	1,364,683	0.1
2,373,207		Freddie Mac 3770 GA, 4.500%, 10/15/2040	2,468,451	0.2
1,760,215		Freddie Mac REMIC Trust 2005-S001 2A2, 1.774%, (US0001M + 0.150%), 09/25/2045	1,745,220	0.1
323,957		Freddie Mac REMIC Trust 2653 SC, 6.269%, (-0.500*US0001M + 6.800%), 07/15/2033	330,420	0.0
755,409		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	822,138	0.1

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 3 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
85,915		Freddie Mac REMIC Trust 3012 ST, 17.194%, (-3.600*US0001M + 21.960%), 04/15/2035	$96,402	0.0
228,417		Freddie Mac REMIC Trust 3065 DC, 15.888%, (-3.000*US0001M + 19.860%), 03/15/2035	256,984	0.0
299,979		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	321,564	0.0
2,961,134	(1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	56,393	0.0
209,281	(1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	29,974	0.0
276,951		Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	281,567	0.0
1,281,954		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	1,273,238	0.1
64,240	(1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	529	0.0
8,003,896	(1)	Freddie Mac REMIC Trust 4176 IA, 2.500%, 03/15/2028	367,654	0.0
138,820	(3)	Freddie Mac REMICS 2974 KO, 0.000%, 05/15/2035	114,490	0.0
3,628,261		Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	4,198,773	0.3
1,084,514		Freddie Mac REMICS 3658 CZ, 5.000%, 04/15/2040	1,158,105	0.1
4,827,923	(1)	Freddie Mac REMICS 3960 SG, 4.676%, (-1.000*US0001M + 6.000%), 11/15/2041	642,883	0.1
5,075,000		Freddie Mac REMICS 4059 DY, 3.500%, 06/15/2042	5,031,119	0.4
1,410,107		Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,381,330	0.1
3,997,837		Freddie Mac REMICS 4136 ZG, 3.000%, 11/15/2042	3,758,451	0.3
9,391,594		Freddie Mac REMICS 4159 LZ, 3.500%, 01/15/2043	9,130,669	0.7
1,871,677		Freddie Mac REMICS 4249 CS, 3.854%, (-0.750*US0001M + 4.650%), 09/15/2043	1,502,361	0.1
2,877,185		Freddie Mac REMICS 4274 US, 4.526%, (-1.000*US0001M + 5.850%), 10/15/2035	2,486,794	0.2
10,314,964		Freddie Mac REMICS 4367 MZ, 4.000%, 07/15/2044	10,385,467	0.8
2,607,543		Freddie Mac REMICS 4372 Z, 3.000%, 08/15/2044	2,453,737	0.2
8,675,523	(1)	Freddie Mac REMICS 4438 AS, 4.876%, (-1.000*US0001M + 6.200%), 02/15/2045	1,142,228	0.1
6,185,796		Freddie Mac REMICS 4480 ZX, 4.000%, 11/15/2044	6,194,946	0.5
4,020,624		Freddie Mac REMICS 4631 CZ, 3.500%, 11/15/2046	3,901,134	0.3
102,847		Freddie Mac REMICS 4764 DA, 4.000%, 07/15/2045	102,998	0.0
2,779,198		Freddie Mac REMICS 4818 GZ, 4.000%, 08/15/2048	2,743,980	0.2
2,597,868		Freddie Mac REMICS 5000 DC, 2.500%, 03/25/2040	2,344,216	0.2
1,401,607		Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,516,042	0.1
1,112,120	(2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 3.564%, 07/25/2033	1,097,271	0.1
639,355	(2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 3.569%, 02/25/2043	630,891	0.0
5,843,089		Freddie Mac Whole Loan Securities Trust 2017-SC02 1A2, 3.000%, 05/25/2047	5,557,819	0.4
26,995	(1)	Freddie Mac-Ginnie Mae Series 21 SA, 6.376%, (-1.000*US0001M + 8.000%), 10/25/2023	715	0.0
732,087		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	771,294	0.1
6,044,595		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,548,267	0.5
840,584		Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	899,641	0.1
672,898		Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	772,556	0.1
4,643,141		Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	4,990,445	0.4
367,632		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	386,482	0.0
1,160,609		Ginnie Mae 2009-79 PZ, 6.000%, 09/20/2039	1,343,707	0.1
778,580		Ginnie Mae 2009-H01 FA, 2.745%, (US0001M + 1.150%), 11/20/2059	782,127	0.1
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,046,707	0.2

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 4 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,647,763		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	$2,720,892	0.2
2,438,280	(3)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	1,953,587	0.2
2,029,091	(1)	Ginnie Mae 2014-107 XS, 4.091%, (-1.000*US0001M + 5.600%), 07/16/2044	210,259	0.0
1,850,316		Ginnie Mae 2014-149 KL, 4.000%, 10/16/2044	1,867,796	0.1
989,726	(1)	Ginnie Mae 2014-96 SQ, 4.091%, (-1.000*US0001M + 5.600%), 07/16/2044	103,078	0.0
130,000		Ginnie Mae 2015-123 GY, 3.000%, 09/20/2045	117,088	0.0
6,195,742		Ginnie Mae 2015-H13 FG, 1.203%, (US0001M + 0.400%), 04/20/2065	6,142,271	0.5
14,237,626	(1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	1,676,906	0.1
528,827	(1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	19,690	0.0
12,306,301		Ginnie Mae 2016-H20 FB, 1.353%, (US0001M + 0.550%), 09/20/2066	12,212,655	0.9
1,000,000		Ginnie Mae 2017-117 BE, 2.500%, 08/20/2047	893,337	0.1
1,000,000		Ginnie Mae 2017-117 NG, 2.500%, 08/20/2047	883,601	0.1
750,000		Ginnie Mae 2017-163 YA, 2.500%, 11/20/2047	671,519	0.1
10,000,000		Ginnie Mae 2017-180 QB, 2.500%, 12/20/2047	9,053,276	0.7
4,631,012		Ginnie Mae 2018-64 ZH, 2.500%, 05/16/2045	4,290,026	0.3
869,496	(1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	107,235	0.0
1,000,000		Ginnie Mae 2018-91 JN, 3.000%, 07/20/2048	917,935	0.1
109,899		Ginnie Mae 2019-71 EN, 4.000%, 06/20/2049	103,053	0.0
7,151,833	(1)	Ginnie Mae 2021-74 KI, 3.000%, 04/20/2051	1,062,142	0.1
2,346,452		Ginnie Mae 2022-47 EB, 3.000%, 03/20/2037	2,261,988	0.2
326,735		Ginnie Mae Series 2002-92 EA, 4.500%, 02/20/2029	328,123	0.0
75,571		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	79,480	0.0
702,913		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	730,466	0.1
489,479		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	515,487	0.0
248,381	(3)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	214,276	0.0
1,816,360		Ginnie Mae Series 2004-4 MG, 5.000%, 01/16/2034	1,874,566	0.1
1,825,814		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	1,890,805	0.1
754,444	(1)	Ginnie Mae Series 2004-98 SA, 5.105%, (-1.000*US0001M + 6.700%), 11/20/2034	115,937	0.0
620,967		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	650,067	0.1
146,802	(1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	19,860	0.0
481,054	(1)	Ginnie Mae Series 2005-7 AH, 5.261%, (-1.000*US0001M + 6.770%), 02/16/2035	53,862	0.0
550,744	(1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	101,720	0.0
323,392		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	338,406	0.0
124,603		Ginnie Mae Series 2005-91 UP, 11.281%, (-2.000*US0001M + 14.300%), 09/16/2031	133,788	0.0
5,875,746		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	6,244,691	0.5
1,042,838		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	1,120,437	0.1
5,265,112	(1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	51,742	0.0
1,625,757		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	1,721,629	0.1
1,227,322	(1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	262,427	0.0
1,242,083	(3)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	1,031,257	0.1
70,952		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	74,790	0.0
247,262		Ginnie Mae Series 2007-48 SY, 15.722%, (-3.000*US0001M + 20.250%), 08/16/2037	274,674	0.0
1,442,882	(1)	Ginnie Mae Series 2007-53 SC, 4.905%, (-1.000*US0001M + 6.500%), 09/20/2037	195,688	0.0
35,625		Ginnie Mae Series 2007-53 SW, 15.420%, (-3.000*US0001M + 20.205%), 09/20/2037	42,766	0.0

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 5 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
705,588		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	$735,472	0.1
3,165,000		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,348,272	0.3
398,932	(1)	Ginnie Mae Series 2008-3 SA, 4.955%, (-1.000*US0001M + 6.550%), 01/20/2038	61,658	0.0
686,153	(1)	Ginnie Mae Series 2008-40 PS, 4.991%, (-1.000*US0001M + 6.500%), 05/16/2038	79,727	0.0
902,249	(1)	Ginnie Mae Series 2008-51 GS, 4.721%, (-1.000*US0001M + 6.230%), 06/16/2038	123,610	0.0
1,696,325	(1)	Ginnie Mae Series 2008-82 SA, 4.405%, (-1.000*US0001M + 6.000%), 09/20/2038	222,707	0.0
1,945,320	(1)	Ginnie Mae Series 2009-110 SA, 4.841%, (-1.000*US0001M + 6.350%), 04/16/2039	80,256	0.0
879,892		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	911,566	0.1
2,316,983		Ginnie Mae Series 2009-118 XZ, 5.000%, 12/20/2039	2,391,413	0.2
1,015,641		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	1,074,452	0.1
966,311		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,009,421	0.1
1,414,915		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,466,216	0.1
1,381,174		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	1,422,388	0.1
1,862,281		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	1,979,096	0.2
177,968	(1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	6,914	0.0
2,270,249		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,556,582	0.2
6,758,641		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	8,004,176	0.6
3,781,171		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,299,003	0.3
827,635	(1)	Ginnie Mae Series 2009-66 QS, 4.505%, (-1.000*US0001M + 6.100%), 07/20/2039	61,433	0.0
1,149,867		Ginnie Mae Series 2009-68 ZC, 5.500%, 08/16/2039	1,259,062	0.1
542,829	(1)	Ginnie Mae Series 2009-77 SA, 4.641%, (-1.000*US0001M + 6.150%), 09/16/2039	70,152	0.0
3,504,418		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	3,751,314	0.3
2,304,969		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	2,663,452	0.2
671,340		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	695,990	0.1
1,599,192		Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,679,586	0.1
1,109,919	(1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	95,886	0.0
7,868,426		Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	8,148,760	0.6
1,075,570	(1)	Ginnie Mae Series 2010-116 NS, 5.141%, (-1.000*US0001M + 6.650%), 09/16/2040	117,767	0.0
3,767,538		Ginnie Mae Series 2010-117 ZQ, 4.500%, 09/20/2040	3,986,493	0.3
918,000		Ginnie Mae Series 2010-121 TB, 4.000%, 09/20/2040	921,309	0.1
39,000	(1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	1,957	0.0
1,500,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,545,743	0.1
705,309	(1)	Ginnie Mae Series 2010-158 SA, 4.455%, (-1.000*US0001M + 6.050%), 12/20/2040	94,419	0.0
988,263		Ginnie Mae Series 2010-162 ZE, 4.000%, 12/16/2040	1,005,668	0.1
10,225,530	(1)	Ginnie Mae Series 2010-166 GS, 4.405%, (-1.000*US0001M + 6.000%), 12/20/2040	1,063,282	0.1
595,376	(1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	23,848	0.0
1,047,362		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	1,072,134	0.1
1,014,481		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	1,002,697	0.1
217,584	(1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	12,923	0.0

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 6 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,014,872		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	$1,044,023	0.1
1,058,521	(1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	149,478	0.0
4,780,572		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	5,083,979	0.4
781,168		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	800,995	0.1
2,539,031		Ginnie Mae Series 2010-H01 FA, 1.843%, (US0001M + 0.820%), 01/20/2060	2,534,941	0.2
7,626,747		Ginnie Mae Series 2010-H10 FB, 2.023%, (US0001M + 1.000%), 05/20/2060	7,638,779	0.6
3,938,532		Ginnie Mae Series 2010-H10 FC, 2.023%, (US0001M + 1.000%), 05/20/2060	3,943,044	0.3
1,401,642		Ginnie Mae Series 2010-H20 AF, 1.133%, (US0001M + 0.330%), 10/20/2060	1,387,919	0.1
225,146		Ginnie Mae Series 2010-H26 LF, 1.153%, (US0001M + 0.350%), 08/20/2058	223,257	0.0
428,903		Ginnie Mae Series 2011-116 CI, 4.000%, 05/16/2026	17,955	0.0
203,934	(1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	20,915	0.0
476,485		Ginnie Mae Series 2011-128 TF, 1.959%, (US0001M + 0.450%), 05/16/2041	475,163	0.0
2,492,061	(1)	Ginnie Mae Series 2011-141 PS, 5.191%, (-1.000*US0001M + 6.700%), 06/16/2041	240,731	0.0
1,892,868	(1)	Ginnie Mae Series 2011-146 EI, 5.000%, 11/16/2041	326,783	0.0
945,000		Ginnie Mae Series 2011-151 PY, 3.000%, 11/20/2041	889,857	0.1
50,228		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	52,973	0.0
192,501	(2)	Ginnie Mae Series 2011-169 BG, 5.430%, 04/16/2039	199,372	0.0
6,397,531		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	6,440,457	0.5
1,245,330		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	1,243,489	0.1
1,531,242		Ginnie Mae Series 2011-69 HW, 4.000%, 04/20/2040	1,541,183	0.1
999,403	(1)	Ginnie Mae Series 2011-73 LS, 5.095%, (-1.000*US0001M + 6.690%), 08/20/2039	17,655	0.0
2,207,685		Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	2,189,139	0.2
1,499,438		Ginnie Mae Series 2011-H01 AF, 1.253%, (US0001M + 0.450%), 11/20/2060	1,487,998	0.1
2,025,395		Ginnie Mae Series 2011-H03 FA, 1.303%, (US0001M + 0.500%), 01/20/2061	2,010,913	0.2
469,478		Ginnie Mae Series 2011-H07 FA, 1.303%, (US0001M + 0.500%), 02/20/2061	466,323	0.0
178,765		Ginnie Mae Series 2011-H08 FD, 1.303%, (US0001M + 0.500%), 02/20/2061	177,426	0.0
534,550		Ginnie Mae Series 2011-H09 AF, 1.303%, (US0001M + 0.500%), 03/20/2061	530,984	0.0
486,822		Ginnie Mae Series 2011-H11 FB, 1.303%, (US0001M + 0.500%), 04/20/2061	483,458	0.0
675,912		Ginnie Mae Series 2011-H19 FA, 1.273%, (US0001M + 0.470%), 08/20/2061	671,088	0.1
1,418,854		Ginnie Mae Series 2011-H20 FA, 1.353%, (US0001M + 0.550%), 09/20/2061	1,409,755	0.1
312,017		Ginnie Mae Series 2011-H21 FT, 2.361%, (H15T1Y + 0.700%), 10/20/2061	311,225	0.0
1,153,066	(1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	60,264	0.0
275,026	(1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	20,438	0.0
3,247,095	(1)	Ginnie Mae Series 2012-136 BI, 3.500%, 11/20/2042	527,153	0.0
2,924,201	(1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	104,897	0.0
306,295	(1)	Ginnie Mae Series 2012-34 MS, 5.191%, (-1.000*US0001M + 6.700%), 04/16/2041	26,716	0.0

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 7 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,830,737	(1)	Ginnie Mae Series 2012-48 SA, 5.141%, (-1.000*US0001M + 6.650%), 04/16/2042	$439,316	0.0
3,660,265	(1)	Ginnie Mae Series 2012-60 SG, 4.591%, (-1.000*US0001M + 6.100%), 05/16/2042	535,140	0.0
4,050,933		Ginnie Mae Series 2012-77 FE, 1.899%, (US0001M + 0.390%), 05/16/2041	4,043,401	0.3
732,142	(1)	Ginnie Mae Series 2012-93 NS, 4.505%, (-1.000*US0001M + 6.100%), 07/20/2042	90,412	0.0
897,903	(1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	101,231	0.0
2,372,708		Ginnie Mae Series 2012-H06 FS, 1.503%, (US0001M + 0.700%), 03/20/2062	2,362,160	0.2
6,398,484		Ginnie Mae Series 2012-H08 FA, 1.403%, (US0001M + 0.600%), 01/20/2062	6,361,910	0.5
2,304,343		Ginnie Mae Series 2012-H08 FB, 1.403%, (US0001M + 0.600%), 03/20/2062	2,292,779	0.2
401,352		Ginnie Mae Series 2012-H11 FA, 1.503%, (US0001M + 0.700%), 02/20/2062	399,826	0.0
649,594		Ginnie Mae Series 2012-H11 GA, 1.383%, (US0001M + 0.580%), 05/20/2062	646,287	0.1
1,231,065		Ginnie Mae Series 2012-H11 VA, 1.453%, (US0001M + 0.650%), 05/20/2062	1,224,005	0.1
1,922,572		Ginnie Mae Series 2012-H12 FA, 1.353%, (US0001M + 0.550%), 04/20/2062	1,911,008	0.1
10,308,910		Ginnie Mae Series 2012-H12 FB, 1.853%, (US0001M + 1.050%), 02/20/2062	10,327,480	0.8
551,216		Ginnie Mae Series 2012-H14 FK, 1.383%, (US0001M + 0.580%), 07/20/2062	549,244	0.0
3,907,166		Ginnie Mae Series 2012-H20 BA, 1.363%, (US0001M + 0.560%), 09/20/2062	3,885,435	0.3
2,106,708		Ginnie Mae Series 2012-H20 PT, 2.383%, (US0001M + 1.000%), 07/20/2062	2,101,594	0.2
2,210,577		Ginnie Mae Series 2012-H26 BA, 1.153%, (US0001M + 0.350%), 10/20/2062	2,189,570	0.2
568,326		Ginnie Mae Series 2012-H29 FA, 1.318%, (US0001M + 0.515%), 10/20/2062	564,737	0.0
1,095,317		Ginnie Mae Series 2012-H30 GA, 1.153%, (US0001M + 0.350%), 12/20/2062	1,086,238	0.1
1,513,834		Ginnie Mae Series 2012-H31 FD, 1.143%, (US0001M + 0.340%), 12/20/2062	1,497,661	0.1
1,231,468		Ginnie Mae Series 2013-119 TZ, 3.000%, 08/20/2043	1,168,279	0.1
7,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	7,091,267	0.5
1,464,929		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,375,598	0.1
1,900,000	(1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	384,035	0.0
564,375	(1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	78,717	0.0
370,177		Ginnie Mae Series 2013-186 ZE, 2.500%, 12/16/2043	339,524	0.0
3,523,105	(1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	423,173	0.0
1,829,692	(1)	Ginnie Mae Series 2013-23 IO, 3.500%, 02/20/2043	304,422	0.0
583,307	(1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	10,550	0.0
861,754	(1)	Ginnie Mae Series 2013-88 AI, 4.788%, (-1.000*US0001M + 5.850%), 06/20/2043	95,023	0.0
1,354,840	(1)	Ginnie Mae Series 2013-99 SK, 4.838%, (-1.000*US0001M + 5.900%), 07/20/2043	136,324	0.0
1,773,180		Ginnie Mae Series 2013-H02 FD, 1.143%, (US0001M + 0.340%), 12/20/2062	1,757,282	0.1
276,598		Ginnie Mae Series 2013-H07 HA, 1.213%, (US0001M + 0.410%), 03/20/2063	274,074	0.0
2,041,521		Ginnie Mae Series 2013-H08 BF, 1.203%, (US0001M + 0.400%), 03/20/2063	2,020,859	0.2

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 8 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,999,155		Ginnie Mae Series 2013-H10 FT, 2.456%, (H15T1Y + 0.450%), 04/20/2063	$1,987,412	0.2
1,640,878		Ginnie Mae Series 2013-H13 FS, 1.803%, (US0001M + 1.000%), 06/20/2063	1,644,478	0.1
2,447,889		Ginnie Mae Series 2013-H14 FC, 1.273%, (US0001M + 0.470%), 06/20/2063	2,431,055	0.2
753,002		Ginnie Mae Series 2013-H14 FD, 1.273%, (US0001M + 0.470%), 06/20/2063	747,063	0.1
708,415		Ginnie Mae Series 2013-H14 FG, 1.273%, (US0001M + 0.470%), 05/20/2063	702,848	0.1
589,628		Ginnie Mae Series 2013-H15 FA, 1.343%, (US0001M + 0.540%), 06/20/2063	586,321	0.0
1,483,891		Ginnie Mae Series 2013-H17 FA, 1.353%, (US0001M + 0.550%), 07/20/2063	1,476,799	0.1
527,809		Ginnie Mae Series 2013-H18 BA, 1.403%, (US0001M + 0.600%), 07/20/2063	524,889	0.0
877,962		Ginnie Mae Series 2013-H18 EA, 1.303%, (US0001M + 0.500%), 07/20/2063	873,523	0.1
1,691,153		Ginnie Mae Series 2013-H18 FA, 1.303%, (US0001M + 0.500%), 06/20/2063	1,678,722	0.1
2,148,267		Ginnie Mae Series 2013-H19 DF, 1.453%, (US0001M + 0.650%), 05/20/2063	2,137,080	0.2
1,157,207		Ginnie Mae Series 2013-H20 FB, 1.803%, (US0001M + 1.000%), 08/20/2063	1,157,054	0.1
655,581		Ginnie Mae Series 2013-H21 FB, 1.503%, (US0001M + 0.700%), 09/20/2063	653,420	0.1
1,135,857		Ginnie Mae Series 2013-H22 FB, 1.503%, (US0001M + 0.700%), 08/20/2063	1,131,786	0.1
1,876,357		Ginnie Mae Series 2013-H22 FT, 2.615%, (H15T1Y + 0.650%), 04/20/2063	1,870,832	0.1
1,882,177		Ginnie Mae Series 2013-H23 FA, 2.103%, (US0001M + 1.300%), 09/20/2063	1,887,535	0.1
215,132		Ginnie Mae Series 2013-H24 FB, 1.533%, (US0001M + 0.730%), 09/20/2063	214,525	0.0
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	2,802,872	0.2
3,021,509		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	3,014,873	0.2
1,324,404	(1)	Ginnie Mae Series 2014-129 WS, 4.838%, (-1.000*US0001M + 5.900%), 09/20/2044	142,195	0.0
1,241,532	(1)	Ginnie Mae Series 2014-161 WS, 4.838%, (-1.000*US0001M + 5.900%), 11/20/2044	128,171	0.0
1,253,670	(1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	206,544	0.0
1,437,770	(1)	Ginnie Mae Series 2014-30 ES, 3.405%, (-1.000*US0001M + 5.000%), 03/20/2040	116,547	0.0
2,201,247	(1)	Ginnie Mae Series 2014-99 IO, 4.500%, 06/20/2044	456,353	0.0
8,739,156		Ginnie Mae Series 2014-H03 FS, 1.453%, (US0001M + 0.650%), 02/20/2064	8,688,265	0.7
1,591,303		Ginnie Mae Series 2014-H04 FB, 1.453%, (US0001M + 0.650%), 02/20/2064	1,584,618	0.1
4,886,605		Ginnie Mae Series 2014-H05 FB, 1.403%, (US0001M + 0.600%), 12/20/2063	4,865,436	0.4
1,175,923		Ginnie Mae Series 2014-H06 FA, 1.373%, (US0001M + 0.570%), 03/20/2064	1,169,105	0.1
527,217		Ginnie Mae Series 2014-H06 HB, 1.453%, (US0001M + 0.650%), 03/20/2064	524,836	0.0
2,630,301		Ginnie Mae Series 2014-H11 VA, 1.303%, (US0001M + 0.500%), 06/20/2064	2,603,217	0.2
3,259,088		Ginnie Mae Series 2014-H15 FA, 1.303%, (US0001M + 0.500%), 07/20/2064	3,226,362	0.2
1,564,262		Ginnie Mae Series 2014-H21 FA, 1.453%, (US0001M + 0.650%), 10/20/2064	1,553,701	0.1
8,538,871	(2)	Ginnie Mae Series 2015-10 Q, 2.383%, 10/20/2044	7,811,093	0.6

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 9 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,364,266	(1)	Ginnie Mae Series 2015-141 IX, 1.384%, (-0.714*US0001M + 2.142%), 06/20/2045	$56,151	0.0
12,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	11,890,618	0.9
2,257,684	(1)	Ginnie Mae Series 2015-149 IL, 4.500%, 10/20/2045	464,032	0.0
1,408,171	(1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	142,537	0.0
2,863,171		Ginnie Mae Series 2015-165 ZA, 3.500%, 07/20/2045	2,802,578	0.2
1,990,358		Ginnie Mae Series 2015-H03 FA, 1.303%, (US0001M + 0.500%), 12/20/2064	1,977,102	0.2
89,666		Ginnie Mae Series 2015-H04 FL, 1.273%, (US0001M + 0.470%), 02/20/2065	88,810	0.0
2,747,147		Ginnie Mae Series 2015-H05 FC, 1.283%, (US0001M + 0.480%), 02/20/2065	2,719,350	0.2
1,331,240		Ginnie Mae Series 2015-H06 FA, 1.283%, (US0001M + 0.480%), 02/20/2065	1,319,215	0.1
2,428,743		Ginnie Mae Series 2015-H08 FB, 1.433%, (US0001M + 0.630%), 03/20/2065	2,405,142	0.2
2,023,697		Ginnie Mae Series 2015-H08 FC, 1.283%, (US0001M + 0.480%), 03/20/2065	2,004,827	0.2
3,201,170		Ginnie Mae Series 2015-H09 FA, 1.423%, (US0001M + 0.620%), 04/20/2065	3,168,481	0.2
5,313,469		Ginnie Mae Series 2015-H10 FA, 1.403%, (US0001M + 0.600%), 04/20/2065	5,262,713	0.4
1,666,461		Ginnie Mae Series 2015-H10 FH, 1.403%, (US0001M + 0.600%), 04/20/2065	1,649,213	0.1
209,381		Ginnie Mae Series 2015-H12 FA, 1.283%, (US0001M + 0.480%), 05/20/2065	207,389	0.0
1,510,225		Ginnie Mae Series 2015-H12 FL, 1.033%, (US0001M + 0.230%), 05/20/2065	1,493,227	0.1
492,584		Ginnie Mae Series 2015-H14 FB, 1.233%, (US0001M + 0.430%), 05/20/2065	489,098	0.0
1,134,056		Ginnie Mae Series 2015-H18 FB, 1.403%, (US0001M + 0.600%), 07/20/2065	1,126,289	0.1
1,074,740		Ginnie Mae Series 2015-H20 FB, 1.403%, (US0001M + 0.600%), 08/20/2065	1,067,309	0.1
1,633,491		Ginnie Mae Series 2015-H22 FC, 1.403%, (US0001M + 0.600%), 09/20/2065	1,621,869	0.1
1,970,064		Ginnie Mae Series 2015-H23 FB, 1.323%, (US0001M + 0.520%), 09/20/2065	1,951,909	0.2
1,359,573		Ginnie Mae Series 2015-H26 FA, 1.323%, (US0001M + 0.520%), 10/20/2065	1,346,746	0.1
2,611,361		Ginnie Mae Series 2015-H26 FC, 1.403%, (US0001M + 0.600%), 08/20/2065	2,600,303	0.2
478,099		Ginnie Mae Series 2015-H26 FG, 1.323%, (US0001M + 0.520%), 10/20/2065	473,620	0.0
1,786,376		Ginnie Mae Series 2015-H27 FA, 1.553%, (US0001M + 0.750%), 09/20/2065	1,780,160	0.1
3,401,836		Ginnie Mae Series 2015-H29 FL, 1.403%, (US0001M + 0.600%), 11/20/2065	3,376,814	0.3
27,609,871		Ginnie Mae Series 2015-H30 FC, 1.463%, (US0001M + 0.660%), 11/20/2065	27,420,194	2.1
103,497		Ginnie Mae Series 2015-H30 FD, 1.403%, (US0001M + 0.600%), 10/20/2065	102,914	0.0
2,953,560		Ginnie Mae Series 2015-H30 FE, 1.403%, (US0001M + 0.600%), 11/20/2065	2,931,344	0.2
2,024,936		Ginnie Mae Series 2015-H31 FT, 1.453%, (US0001M + 0.650%), 11/20/2065	2,016,614	0.2
5,750,761	(1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	874,385	0.1
5,292,274	(1)	Ginnie Mae Series 2016-20 BS, 4.505%, (-1.000*US0001M + 6.100%), 02/20/2046	708,032	0.1
3,376,651	(2)	Ginnie Mae Series 2016-5 AB, 4.692%, 01/20/2046	3,495,580	0.3
5,085,557		Ginnie Mae Series 2016-69 B, 3.000%, 05/20/2046	4,904,585	0.4

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 10 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
497,992		Ginnie Mae Series 2016-H01 FL, 1.453%, (US0001M + 0.650%), 12/20/2065	$495,914	0.0
942,161		Ginnie Mae Series 2016-H02 FH, 1.803%, (US0001M + 1.000%), 01/20/2066	941,146	0.1
197,563		Ginnie Mae Series 2016-H03 FB, 1.453%, (US0001M + 0.650%), 01/20/2066	196,381	0.0
2,363,313		Ginnie Mae Series 2016-H04 FK, 1.853%, (US0001M + 1.050%), 02/20/2066	2,361,415	0.2
317,027		Ginnie Mae Series 2016-H07 FK, 1.803%, (US0001M + 1.000%), 03/20/2066	316,408	0.0
5,107,537		Ginnie Mae Series 2016-H08 FT, 1.523%, (US0001M + 0.720%), 02/20/2066	5,089,514	0.4
1,027,265		Ginnie Mae Series 2016-H09 FB, 1.703%, (US0001M + 0.900%), 04/20/2066	1,024,048	0.1
2,212,148		Ginnie Mae Series 2016-H11 F, 1.603%, (US0001M + 0.800%), 05/20/2066	2,203,018	0.2
966,337		Ginnie Mae Series 2016-H11 FE, 1.653%, (US0001M + 0.850%), 04/20/2066	962,331	0.1
2,304,344		Ginnie Mae Series 2016-H13 FD, 2.480%, (H15T1Y + 0.450%), 05/20/2066	2,289,310	0.2
462,484		Ginnie Mae Series 2016-H13 FT, 1.383%, (US0001M + 0.580%), 05/20/2066	460,500	0.0
300,999		Ginnie Mae Series 2016-H20 FG, 1.503%, (US0001M + 0.700%), 08/20/2066	299,798	0.0
1,951,300		Ginnie Mae Series 2016-H21 FH, 1.653%, (US0001M + 0.850%), 09/20/2066	1,949,151	0.1
4,675,113		Ginnie Mae Series 2016-H23 F, 1.553%, (US0001M + 0.750%), 10/20/2066	4,658,193	0.4
3,704,713		Ginnie Mae Series 2017-107 QZ, 3.000%, 08/20/2045	3,450,025	0.3
1,635,500		Ginnie Mae Series 2017-122 CZ, 3.000%, 08/20/2047	1,427,093	0.1
2,375,767	(1)	Ginnie Mae Series 2017-123 IO, 5.000%, 08/16/2047	540,629	0.0
2,890,000		Ginnie Mae Series 2017-162 PL, 3.000%, 10/20/2047	2,622,920	0.2
1,503,804		Ginnie Mae Series 2017-56 HM, 3.000%, 12/20/2046	1,464,154	0.1
4,933,068		Ginnie Mae Series 2017-56 JZ, 3.000%, 04/20/2047	4,440,696	0.3
24,155,120		Ginnie Mae Series 2017-H05 FC, 1.553%, (US0001M + 0.750%), 02/20/2067	24,027,668	1.8
1,109,570		Ginnie Mae Series 2017-H07 FG, 1.263%, (US0001M + 0.460%), 02/20/2067	1,100,805	0.1
147,413		Ginnie Mae Series 2017-H14 FD, 1.273%, (US0001M + 0.470%), 06/20/2067	146,006	0.0
1,367,753		Ginnie Mae Series 2017-H14 FV, 1.303%, (US0001M + 0.500%), 06/20/2067	1,354,272	0.1
1,980,246		Ginnie Mae Series 2017-H17 FG, 1.303%, (US0001M + 0.500%), 08/20/2067	1,964,988	0.2
1,246,645		Ginnie Mae Series 2017-H19 FA, 1.253%, (US0001M + 0.450%), 08/20/2067	1,238,937	0.1
1,368,641		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	1,361,083	0.1
331,214		Ginnie Mae Series 2018-163 DZ, 4.500%, 11/20/2048	328,801	0.0
2,406,521		Ginnie Mae Series 2018-H04 FM, 1.103%, (US0001M + 0.300%), 03/20/2068	2,377,261	0.2
563,179		Ginnie Mae Series 2018-H07 FE, 1.153%, (US0001M + 0.350%), 02/20/2068	558,587	0.0
5,720,790		Ginnie Mae Series 2018-H14 FG, 1.153%, (US0001M + 0.350%), 09/20/2068	5,657,490	0.4
6,187,372		Ginnie Mae Series 2018-H18 FC, 1.153%, (US0001M + 0.350%), 08/20/2065	6,137,197	0.5
2,817,077		Ginnie Mae Series 2019-1 LZ, 3.500%, 01/20/2049	2,750,505	0.2
1,929,360		Ginnie Mae Series 2019-1 Z, 4.000%, 01/20/2049	1,913,010	0.1
3,577,479		Ginnie Mae Series 2019-100 FD, 1.995%, (US0001M + 0.400%), 08/20/2049	3,555,077	0.3

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 11 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
968,505		Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	$182,770	0.0
12,000,000	(1)	Ginnie Mae Series 2019-56 YI, 5.000%, 05/20/2049	3,441,883	0.3
872,933		Ginnie Mae Series 2019-H01 FJ, 1.103%, (US0001M + 0.300%), 09/20/2068	867,719	0.1
1,337,813		Ginnie Mae Series 2019-H01 FL, 1.253%, (US0001M + 0.450%), 12/20/2068	1,325,402	0.1
3,435,104		Ginnie Mae Series 2019-H05 FL, 1.283%, (US0001M + 0.480%), 03/20/2069	3,406,500	0.3
219,121		Ginnie Mae Series 2019-H10 FM, 1.203%, (US0001M + 0.400%), 05/20/2069	216,756	0.0
2,611,741		Ginnie Mae Series 2019-H19 FB, 1.253%, (US0001M + 0.450%), 11/20/2069	2,590,211	0.2
23,091,159	(1)	Ginnie Mae Series 2020-47 LI, 3.500%, 04/20/2050	3,774,811	0.3
1,304,707		Ginnie Mae Series 2020-H01 FT, 0.710%, (H15T1Y + 0.500%), 01/20/2070	1,299,268	0.1
6,756,651		Ginnie Mae Series 2020-H10 FD, 1.203%, (US0001M + 0.400%), 05/20/2070	6,706,440	0.5
9,875,076	(1)	Ginnie Mae Series 2021-58 SB, 4.705%, (-1.000*US0001M + 6.300%), 04/20/2051	1,134,488	0.1
17,120,375	(1)	Ginnie Mae Series 2021-77 SK, 1.705%, (-1.000*US0001M + 3.300%), 05/20/2051	603,676	0.0
102,964	(2)	Ginnie Mae Series 2021-H09 Z, 3.073%, 10/20/2066	99,483	0.0
742,383		Seasoned Credit Risk Transfer Trust Series 2017-2 MA, 3.000%, 08/25/2056	723,600	0.1
4,662,079		Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	4,669,680	0.4
1,871,237		Seasoned Credit Risk Transfer Trust Series 2019-3 M55D, 4.000%, 10/25/2058	1,874,210	0.1
6,035,000		Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	5,928,513	0.5
3,608,591		Seasoned Loans Structured Transaction Trust Series 2019-2 A1C, 2.750%, 09/25/2029	3,469,568	0.3
5,875,000		Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	5,340,460	0.4
1,368,775		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,322,222	0.1
25,580,973	(1),(2)	Vendee Mortgage Trust 2011-2 IO, 0.362%, 10/15/2041	319,042	0.0

	Total Collateralized Mortgage Obligations
	(Cost $757,959,883)		721,244,964	55.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 70.6%
		Federal Home Loan Mortgage Corporation: 1.3%(4)
790,977		3.500%,07/01/2047	774,356	0.1
1,734,955		3.500%,12/01/2047	1,695,873	0.1
3,340,792		3.500%,03/01/2048	3,270,503	0.3
3,794,922		3.500%,11/01/2048	3,715,112	0.3
1,106,883		4.000%,07/01/2047	1,112,692	0.1
447,975		4.500%,08/01/2047	456,513	0.0
467,691		5.000%,11/01/2035	485,745	0.1
24,429		5.000%,12/01/2035	25,778	0.0
11,905		5.000%,01/01/2038	12,484	0.0
12,619		5.000%,03/01/2038	13,314	0.0
42,364		5.000%,03/01/2038	44,693	0.0
102,403		5.000%,02/01/2039	104,827	0.0
454,538		5.000%,07/01/2039	477,918	0.1
150,969		5.000%,01/01/2040	159,230	0.0
508,743		5.000%,04/01/2040	531,760	0.1
1,525,685		5.000%,10/01/2040	1,608,875	0.1
155,264		5.000%,05/01/2041	159,006	0.0
133,835		5.290%,10/01/2037	138,387	0.0
24,656		5.410%,07/01/2037	25,601	0.0
12,279		5.410%,08/01/2037	12,743	0.0
35,775		5.440%,01/01/2037	37,182	0.0
17,967		5.440%,02/01/2037	18,670	0.0
46,736		5.440%,04/01/2037	48,595	0.0
29,107		5.440%,09/01/2037	30,252	0.0
27,668		5.440%,02/01/2038	28,756	0.0
99,014		5.450%,12/01/2037	102,332	0.0
128,344		5.450%,12/01/2037	132,102	0.0
38,096		5.460%,05/01/2037	39,623	0.0
32,949		5.460%,08/01/2037	34,269	0.0
36,339		5.460%,01/01/2038	37,569	0.0
35,088		5.480%,08/01/2037	36,518	0.0
73,539		5.500%,08/01/2037	77,278	0.0
87,116		5.500%,11/01/2037	90,974	0.0
16,785		5.520%,10/01/2037	17,490	0.0
36,717		5.620%,12/01/2036	38,350	0.0
60,370		5.620%,03/01/2037	63,095	0.0
62,413		5.620%,08/01/2037	65,233	0.0
72,152		5.625%,12/01/2036	75,355	0.0
108,561		5.625%,01/01/2037	113,391	0.0
93,930		5.625%,03/01/2037	98,096	0.0
87,618		5.625%,06/01/2037	91,505	0.0

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 12 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
77,298		5.625%,07/01/2037	$80,727	0.0
42,687		5.625%,02/01/2038	44,582	0.0
447,969		5.750%,09/01/2037	477,401	0.0
75,118		5.750%,10/01/2037	78,683	0.0
58,132		5.750%,11/01/2037	60,877	0.0
91,602		6.090%,12/01/2037	96,488	0.0
4,665		7.500%,01/01/2030	5,073	0.0
7,265		8.000%,01/01/2030	7,287	0.0
			16,953,163	1.3

		Federal National Mortgage Association: 0.6%(4)
64,150		3.125%,11/01/2041	63,096	0.0
27,467		3.250%,04/01/2041	27,260	0.0
97,825		3.475%,10/01/2041	97,162	0.0
86,667		3.750%,09/01/2041	87,127	0.0
62,190		3.750%,10/01/2041	62,521	0.0
4,958,570		4.000%,07/01/2056	4,963,083	0.4
831,027		4.500%,09/01/2047	877,385	0.1
131,826		5.290%,09/01/2037	133,818	0.0
271,031		5.290%,11/01/2037	277,953	0.0
77,940		5.290%,12/01/2037	78,341	0.0
120,601		5.290%,04/01/2038	122,051	0.0
44,796		5.350%,04/01/2029	46,735	0.0
33,101		5.350%,09/01/2029	34,628	0.0
65,011		5.390%,05/01/2038	69,300	0.0
162,080		5.440%,08/01/2047	162,985	0.0
114,440		5.440%,08/01/2047	117,098	0.0
172,156		5.440%,08/01/2047	173,136	0.0
173,214		5.440%,09/01/2047	174,202	0.0
271,410		5.440%,10/01/2047	278,343	0.1
91,638		5.440%,05/01/2048	93,765	0.0
62,338		5.620%,12/01/2036	63,952	0.0
12,204		5.875%,06/01/2035	12,227	0.0
101,377		5.890%,08/01/2047	103,084	0.0
109,489		5.890%,10/01/2047	111,569	0.0
10,404		5.900%,09/01/2028	10,636	0.0
8,988		6.600%,07/01/2027	9,010	0.0
16,144		6.600%,09/01/2027	16,162	0.0
23,439		6.600%,11/01/2027	23,532	0.0
20,550		6.600%,06/01/2028	20,632	0.0
			8,310,793	0.6

		Government National Mortgage Association: 63.2%
21,679,363		2.000%,01/20/2051	19,355,488	1.5
15,691,292		2.000%,02/20/2051	13,995,822	1.1
8,367,143		2.000%,06/20/2051	7,467,879	0.6
16,445,500		2.000%,08/20/2051	14,702,687	1.1
2,905,783		2.000%,11/20/2051	2,586,695	0.2
94,154,000	(5)	2.000%,07/15/2052	83,642,589	6.4
11,119,570		2.500%,12/20/2050	10,046,900	0.8
18,062,357		2.500%,03/20/2051	16,600,837	1.3
44,943,078		2.500%,04/20/2051	41,307,535	3.2
20,155,914		2.500%,05/20/2051	18,530,532	1.4
4,595,080		2.500%,08/20/2051	4,215,073	0.3
57,049,820		2.500%,09/20/2051	52,429,936	4.0
69,820,000	(5)	2.500%,07/15/2052	63,918,029	4.9
168,571		3.000%,12/15/2041	164,559	0.0
175,547		3.000%,01/15/2042	171,556	0.0
126,514		3.000%,01/15/2042	123,832	0.0
175,418		3.000%,01/15/2042	171,592	0.0
556,473		3.000%,02/15/2042	529,625	0.1
173,335		3.000%,03/15/2042	164,634	0.0
142,771		3.000%,04/15/2042	139,751	0.0
59,128		3.000%,05/15/2042	57,875	0.0
46,186		3.000%,06/15/2042	45,208	0.0
688,413		3.000%,04/20/2045	660,531	0.1
343,103		3.000%,11/20/2045	324,064	0.0
93,405		3.000%,12/20/2045	88,209	0.0
108,600		3.000%,12/20/2045	102,567	0.0
178,641		3.000%,12/20/2045	168,680	0.0
64,769		3.000%,01/20/2046	61,161	0.0
2,516,540		3.000%,02/20/2050	2,352,262	0.2
3,240,841		3.000%,10/20/2051	3,064,259	0.3
24,348,771		3.000%,10/20/2051	23,286,462	1.8
4,949,214		3.000%,11/20/2051	4,678,368	0.4
19,551,050		3.000%,11/20/2051	18,697,888	1.4
218,540,000	(5)	3.000%,07/15/2052	206,093,465	15.7
50,939		3.250%,03/15/2041	49,727	0.0
354,869		3.250%,04/15/2041	345,512	0.0
139,926		3.250%,05/15/2041	135,968	0.0
360,047		3.250%,06/15/2041	350,849	0.0
425,617		3.250%,07/15/2041	415,445	0.1
60,102		3.250%,07/15/2041	58,722	0.0
667,125		3.250%,08/15/2041	650,563	0.1
334,156		3.250%,09/15/2041	325,242	0.0
207,693		3.250%,09/15/2041	202,174	0.0
42,066		3.250%,11/15/2041	41,100	0.0
179,567		3.250%,11/15/2041	174,979	0.0
67,446		3.250%,12/15/2041	65,716	0.0
38,965		3.250%,04/15/2042	38,069	0.0
79,837		3.250%,06/15/2042	78,003	0.0
82,590		3.250%,06/15/2042	80,369	0.0
1,010,591		3.500%,04/20/2043	991,210	0.1
1,188,815		3.500%,06/20/2045	1,174,755	0.1
2,978,478		3.500%,04/20/2046	2,937,471	0.2
4,799,873		3.500%,03/20/2047	4,819,841	0.4
1,106,880		3.500%,07/20/2047	1,085,601	0.1
574,839		3.500%,07/20/2047	566,053	0.1
23,955,894		3.500%,12/20/2047	23,672,019	1.8
8,520,978		3.500%,01/20/2048	8,420,002	0.7
3,435,444		3.500%,02/20/2048	3,394,737	0.3
6,446,199		3.500%,02/20/2048	6,369,804	0.5
12,520,949		3.500%,03/20/2048	12,372,567	1.0
11,000,000	(5)	3.500%,07/15/2052	10,690,625	0.8
53,712		3.650%,12/15/2040	54,007	0.0
17,620		3.750%,09/15/2041	17,651	0.0
308,523		3.750%,09/15/2041	311,525	0.0
133,699		3.750%,10/15/2041	135,191	0.0
118,955		3.750%,10/15/2041	120,269	0.0
2,689,850		3.750%,05/20/2042	2,686,288	0.2
2,113,614		3.750%,05/20/2042	2,110,813	0.2
130,794		3.900%,10/15/2041	133,390	0.0
68,033		4.000%,05/20/2033	68,458	0.0
7,162		4.000%,08/15/2033	7,201	0.0
31,468		4.000%,01/15/2034	31,843	0.0
410,022		4.000%,05/20/2034	412,098	0.1
1,026,715		4.000%,07/20/2034	1,031,899	0.1
363,707		4.000%,07/20/2034	365,515	0.0
79,562		4.000%,08/20/2035	80,478	0.0
641,823		4.000%,09/20/2040	643,891	0.1
1,233,825		4.000%,07/20/2041	1,225,813	0.1
5,061,145		4.000%,08/20/2042	5,148,829	0.4
171,659		4.000%,09/15/2042	173,193	0.0
912,576		4.000%,10/20/2043	940,110	0.1
1,413,284		4.000%,12/20/2044	1,423,910	0.1
1,427,143		4.000%,01/20/2045	1,437,806	0.1
347,509		4.000%,06/20/2045	350,531	0.0

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 13 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
1,463,394		4.000%,07/20/2045	$1,476,119	0.1
1,596,755		4.000%,09/20/2045	1,612,984	0.1
104,531		4.000%,12/20/2045	104,966	0.0
3,295,327		4.000%,01/20/2046	3,352,769	0.3
373,980		4.000%,01/20/2046	377,960	0.0
74,349		4.000%,02/20/2046	74,995	0.0
1,858,217		4.000%,03/20/2046	1,881,196	0.2
892,472		4.000%,04/20/2046	894,372	0.1
386,739		4.000%,08/20/2046	389,000	0.0
1,554,837		4.000%,09/20/2047	1,561,691	0.1
15,006,943		4.000%,02/20/2050	15,063,571	1.2
46,900,000	(5)	4.000%,07/15/2052	46,708,553	3.6
1,051	(2)	4.140%,04/20/2063	1,049	0.0
920,547	(2)	4.242%,10/20/2064	926,729	0.1
5,249	(2)	4.336%,09/20/2062	5,117	0.0
15,121	(2)	4.352%,04/20/2065	15,149	0.0
113,793		4.450%,07/15/2040	113,577	0.0
63,239		4.450%,09/15/2040	64,426	0.0
61,635		4.450%,10/15/2040	62,792	0.0
36,152	(2)	4.453%,02/20/2068	36,217	0.0
686,411	(2)	4.491%,01/20/2065	693,805	0.1
5,169		4.500%,07/20/2036	5,313	0.0
448,000		4.500%,10/15/2039	467,549	0.1
295,167		4.500%,11/15/2039	308,968	0.0
338,983		4.500%,11/15/2039	354,832	0.0
104,920		4.500%,12/15/2039	109,518	0.0
246,996		4.500%,01/15/2040	257,361	0.0
24,877		4.500%,01/20/2040	25,465	0.0
1,154,754		4.500%,02/15/2040	1,201,107	0.1
52,007		4.500%,06/15/2040	53,372	0.0
23,376		4.500%,07/20/2040	23,926	0.0
97,140		4.500%,08/20/2040	99,385	0.0
655,226		4.500%,09/20/2041	685,912	0.1
245,992		4.500%,10/20/2048	252,319	0.0
114,521		4.500%,11/20/2048	116,700	0.0
3,540,438		4.500%,12/20/2048	3,605,035	0.3
86,332		4.500%,01/20/2049	88,361	0.0
303,441		4.500%,03/20/2049	308,977	0.0
49,574		4.500%,05/20/2049	50,679	0.0
5,443,027		4.500%,11/20/2049	5,548,986	0.4
6,799,406		4.500%,12/20/2049	6,923,464	0.5
17,300	(2)	4.512%,10/20/2067	17,355	0.0
1,393,531	(2)	4.525%,01/20/2065	1,409,550	0.1
1,762,610	(2)	4.548%,02/20/2065	1,783,401	0.2
25,616	(2)	4.549%,04/20/2066	25,695	0.0
31,772		4.580%,12/20/2033	32,932	0.0
27,877		4.580%,01/20/2034	28,894	0.0
42,838		4.580%,03/20/2034	44,011	0.0
33,488		4.580%,04/20/2034	34,712	0.0
43,482		4.580%,04/20/2034	45,070	0.0
42,315		4.580%,06/20/2034	43,862	0.0
115,730	(2)	4.659%,09/20/2064	117,579	0.0
317,824	(2)	4.681%,10/20/2064	322,043	0.0
315,287	(2)	4.686%,09/20/2064	318,162	0.0
423	(2)	4.700%,06/20/2061	433	0.0
3,912	(2)	4.700%,08/20/2061	3,930	0.0
528,882		4.750%,06/15/2029	534,845	0.1
135,805		4.750%,01/15/2030	136,613	0.0
51,815		4.750%,06/20/2033	52,982	0.0
26,427		4.750%,07/20/2033	27,093	0.0
55,985		4.750%,07/20/2033	57,715	0.0
46,844		4.750%,07/20/2033	47,900	0.0
25,850		4.750%,08/20/2033	26,429	0.0
60,831		4.750%,08/20/2033	62,713	0.0
21,743		4.750%,09/20/2033	22,230	0.0
29,966		4.750%,10/20/2033	30,972	0.0
24,070		4.750%,11/20/2033	24,608	0.0
21,434		4.750%,12/20/2033	21,902	0.0
204,072		4.750%,09/15/2034	210,572	0.0
44,784		4.920%,04/20/2033	45,920	0.0
22,965		4.920%,04/20/2033	23,519	0.0
29,384		4.920%,05/20/2033	30,096	0.0
26,716		4.920%,05/20/2033	27,361	0.0
29,350		4.920%,05/20/2033	30,092	0.0
28,876		4.920%,05/20/2033	29,608	0.0
5,552		5.000%,03/20/2024	5,859	0.0
588,609		5.000%,04/20/2030	614,916	0.1
158,942		5.000%,07/15/2033	164,885	0.0
51,152		5.000%,03/15/2034	53,360	0.0
62,710		5.000%,01/15/2035	65,054	0.0
8,260		5.000%,03/15/2035	8,615	0.0
85,987		5.000%,03/15/2035	89,201	0.0
198,294		5.000%,04/15/2035	208,635	0.0
33,163		5.000%,04/15/2035	34,588	0.0
17,028		5.000%,05/15/2035	17,806	0.0
45,173		5.000%,05/20/2035	48,064	0.0
235,895		5.000%,11/20/2035	250,961	0.0
111,487		5.000%,04/20/2036	118,645	0.0
41,079		5.000%,06/20/2038	41,413	0.0
14,833		5.000%,08/20/2038	15,289	0.0
167,114		5.000%,10/20/2038	170,954	0.0
29,661		5.000%,11/20/2038	29,838	0.0
111,685		5.000%,01/20/2039	114,111	0.0
45,009		5.000%,02/15/2039	46,675	0.0
155,219		5.000%,03/15/2039	161,093	0.0
532,726		5.000%,11/15/2039	558,860	0.1
667,573		5.000%,11/15/2039	703,098	0.1
59,090		5.000%,11/15/2039	61,297	0.0
72,001		5.000%,04/15/2040	75,450	0.0
609,364		5.000%,09/15/2040	641,502	0.1
496,633		5.000%,07/20/2041	528,259	0.1
6,707		5.250%,01/15/2024	6,444	0.0
37,312		5.250%,06/15/2028	38,399	0.0
58,349		5.250%,06/15/2029	60,332	0.0
859,654		5.250%,01/20/2036	905,339	0.1
111,125		5.290%,07/20/2037	114,795	0.0
158,639		5.290%,08/20/2037	163,943	0.0
119,856		5.290%,09/20/2037	123,769	0.0
96,315		5.290%,09/20/2037	99,485	0.0
111,701		5.290%,01/20/2038	115,384	0.0
4,091		5.350%,01/15/2029	4,262	0.0
7,434		5.350%,01/20/2029	7,677	0.0
28,054		5.350%,04/20/2029	29,010	0.0
27,150		5.350%,06/20/2029	28,074	0.0
32,471		5.350%,10/20/2029	33,575	0.0
75,587		5.350%,07/20/2033	78,785	0.0
13,150		5.350%,08/20/2033	13,598	0.0
143,203		5.390%,08/20/2038	144,174	0.0
71,508		5.390%,09/15/2038	74,699	0.0
24,904		5.490%,08/20/2033	25,823	0.0
42,859		5.490%,09/20/2033	44,366	0.0
52,944		5.490%,09/20/2033	54,901	0.0
185,012		5.490%,09/20/2033	191,870	0.0
44,473		5.490%,09/20/2033	46,112	0.0
278,182		5.490%,10/20/2033	289,659	0.0
192,325		5.490%,10/20/2033	199,609	0.0
139,435		5.490%,11/20/2033	144,665	0.0
262,206		5.490%,11/20/2033	273,416	0.0

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 14 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
164,273		5.490%,12/20/2033	$170,584	0.0
137,134		5.490%,12/20/2033	142,349	0.0
219,046		5.490%,12/20/2033	226,635	0.0
44,559		5.490%,01/20/2034	46,200	0.0
95,678		5.490%,03/20/2034	98,845	0.0
37,899		5.490%,03/20/2034	39,275	0.0
38,228		5.490%,06/20/2034	39,641	0.0
13,991		5.500%,08/15/2024	14,048	0.0
11,350		5.500%,08/20/2024	11,757	0.0
458		5.500%,04/20/2029	476	0.0
150,056		5.500%,09/15/2029	158,514	0.0
126,356		5.500%,10/15/2029	134,335	0.0
26,180		5.500%,12/20/2032	28,307	0.0
82,952		5.500%,08/20/2033	89,668	0.0
57,787		5.500%,11/20/2033	58,251	0.0
23,582		5.500%,12/20/2033	25,432	0.0
61,042		5.500%,03/20/2034	61,538	0.0
110,209		5.500%,04/20/2034	110,968	0.0
137,318		5.500%,04/20/2034	148,447	0.0
79,730		5.500%,06/20/2034	80,549	0.0
158,708		5.500%,06/20/2034	164,776	0.0
69,195		5.500%,07/20/2034	71,770	0.0
100,412		5.500%,01/20/2035	101,947	0.0
76,431		5.500%,05/15/2035	79,958	0.0
23,437		5.500%,06/20/2035	24,306	0.0
188,831		5.500%,07/15/2035	198,051	0.0
83,750		5.500%,08/15/2035	87,641	0.0
81,188		5.500%,09/20/2035	84,210	0.0
145,064		5.500%,04/15/2036	151,899	0.0
30,255		5.500%,06/20/2036	32,696	0.0
2,709		5.500%,06/20/2038	2,834	0.0
15,173		5.500%,08/20/2038	15,892	0.0
7,517		5.500%,09/20/2038	7,850	0.0
1,484		5.500%,10/20/2038	1,525	0.0
15,159		5.500%,11/20/2038	15,846	0.0
2,132		5.500%,12/20/2038	2,230	0.0
47,220		5.500%,01/15/2039	49,420	0.0
5,716		5.500%,01/20/2039	5,852	0.0
26,821		5.500%,06/15/2039	28,051	0.0
16,142		5.500%,06/20/2039	16,608	0.0
22,868		5.500%,10/20/2039	24,713	0.0
166,662		5.500%,09/15/2040	174,710	0.0
37,705		5.580%,12/20/2033	39,543	0.0
69,884		5.580%,12/20/2033	72,551	0.0
159,707		5.580%,01/20/2034	166,171	0.0
47,857		5.580%,02/20/2034	49,735	0.0
39,503		5.580%,03/20/2034	41,054	0.0
124,337		5.580%,04/20/2034	129,394	0.0
65,343		5.580%,04/20/2034	68,674	0.0
45,673		5.580%,04/20/2034	47,909	0.0
34,309		5.580%,06/20/2034	36,081	0.0
53,572		5.580%,09/20/2034	56,204	0.0
199,587		5.590%,06/20/2033	207,862	0.0
154,432		5.590%,07/20/2033	160,836	0.0
91,223		5.590%,07/20/2033	94,841	0.0
30,550		5.590%,07/20/2033	32,123	0.0
14,021		5.590%,07/20/2033	14,576	0.0
126,975		5.590%,08/20/2033	132,129	0.0
40,522		5.590%,09/20/2033	42,601	0.0
23,939		5.590%,09/20/2033	25,124	0.0
159,364		5.590%,09/20/2033	165,981	0.0
61,761		5.590%,10/20/2033	64,938	0.0
47,615		5.590%,11/20/2033	50,070	0.0
25,740		5.590%,11/20/2033	26,996	0.0
33,561		5.590%,11/20/2033	35,227	0.0
46,259		5.590%,11/20/2033	48,636	0.0
74,537		5.590%,12/20/2033	78,197	0.0
79,027		5.740%,09/20/2037	82,488	0.0
241,449		5.740%,09/20/2037	252,307	0.0
82,712		5.740%,10/20/2037	86,333	0.0
87,135		5.740%,04/20/2038	90,964	0.0
12,646		5.750%,11/15/2024	12,701	0.0
424,175		5.750%,07/15/2029	436,180	0.1
308,785		5.750%,08/15/2029	319,758	0.0
386,818		5.750%,11/15/2029	397,753	0.0
43,071		5.750%,11/15/2029	44,635	0.0
140,169		5.770%,03/20/2033	146,560	0.0
38,852		5.770%,03/20/2033	40,589	0.0
70,735		5.770%,04/20/2033	73,889	0.0
34,710		5.770%,04/20/2033	36,260	0.0
87,295		5.770%,05/20/2033	91,195	0.0
78,924		5.770%,05/20/2033	82,450	0.0
33,836		5.770%,05/20/2033	35,349	0.0
35,050		5.770%,06/20/2033	36,603	0.0
68,928		5.770%,07/20/2033	71,999	0.0
60,130		5.770%,07/20/2033	62,816	0.0
27,945		5.900%,05/20/2028	29,289	0.0
1,140,381		5.970%,11/15/2031	1,139,597	0.1
17,396		6.000%,10/15/2025	18,346	0.0
103,170		6.000%,04/15/2026	106,312	0.0
29,639		6.000%,10/20/2027	31,143	0.0
90,141		6.000%,05/15/2029	92,948	0.0
63,665		6.000%,07/15/2029	62,258	0.0
45,291		6.000%,10/20/2034	49,615	0.0
112,460		6.000%,03/15/2037	124,503	0.0
61,417		6.000%,08/20/2038	65,805	0.0
11,875		6.000%,09/20/2038	12,358	0.0
21,110		6.000%,10/20/2038	22,399	0.0
69,374		6.000%,11/15/2038	73,091	0.0
73,880		6.000%,12/15/2038	77,833	0.0
228,948		6.000%,08/15/2039	242,286	0.0
175,268		6.000%,08/15/2039	184,884	0.0
17,060		6.500%,07/20/2029	17,995	0.0
42,095		6.500%,07/20/2032	42,565	0.0
72,794		6.500%,02/15/2034	74,647	0.0
177		6.500%,09/20/2034	179	0.0
4,895		7.500%,08/20/2027	5,173	0.0
			827,870,152	63.2

		Uniform Mortgage-Backed Securities: 5.5%
2,909,379		2.000%,12/01/2051	2,533,222	0.2
2,881,852		2.500%,12/01/2051	2,597,441	0.2
1,961,030		2.500%,02/01/2052	1,778,377	0.1
2,781,862		3.000%,11/01/2051	2,597,016	0.2
1,959,798		3.000%,01/01/2052	1,847,001	0.2
1,974,340		3.500%,02/01/2052	1,910,240	0.2
35,000,000	(5)	3.500%,07/15/2052	33,668,360	2.6
6,259,915		4.000%,05/01/2042	6,335,288	0.5
354,060		4.000%,05/01/2045	356,770	0.0
387,860		4.000%,08/01/2046	390,675	0.0
2,900,000	(5)	4.000%,07/15/2052	2,860,521	0.2
318,876		4.250%,08/01/2035	323,301	0.0
305,967		4.750%,11/01/2034	313,096	0.0
130,562		4.750%,11/01/2034	132,990	0.0
255,671		4.750%,02/01/2035	262,662	0.0
445,956		4.750%,04/01/2035	460,966	0.0
395,098		4.750%,05/01/2035	406,209	0.0
547,296		4.750%,07/01/2035	567,120	0.1

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 15 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Securities: (continued)
70,224		4.750%,07/01/2035	$71,217	0.0
46,538		5.000%,04/01/2029	48,040	0.0
46,586		5.000%,02/01/2033	47,638	0.0
26,143		5.000%,05/01/2033	27,078	0.0
469,186		5.000%,06/01/2033	491,515	0.0
88,246		5.000%,07/01/2033	90,244	0.0
73,256		5.000%,11/01/2033	77,077	0.0
1,174,075		5.000%,03/01/2034	1,234,961	0.1
590,810		5.000%,04/01/2034	621,658	0.1
83,922		5.000%,03/01/2035	88,240	0.0
1,039,329		5.000%,07/01/2035	1,091,162	0.1
533,423		5.000%,08/01/2035	556,731	0.1
106,008		5.000%,05/01/2036	108,436	0.0
701,536		5.000%,01/01/2040	739,078	0.1
1,369,476		5.000%,05/01/2040	1,434,367	0.1
140,156		5.000%,06/01/2040	147,218	0.0
521,121		5.000%,09/01/2040	548,992	0.1
1,225,634		5.000%,02/01/2041	1,283,743	0.1
1,823,103		5.000%,09/01/2041	1,914,157	0.2
165,713		5.000%,05/01/2042	174,449	0.0
87,011		5.030%,05/01/2037	89,078	0.0
95,093		5.030%,09/01/2037	97,354	0.0
149,874		5.155%,01/01/2037	154,140	0.0
36,767		5.250%,04/01/2032	37,923	0.0
116,263		5.250%,04/01/2032	120,024	0.0
25,538		5.280%,11/01/2036	26,372	0.0
100,745		5.280%,11/01/2036	104,042	0.0
43,150		5.280%,01/01/2037	44,556	0.0
89,051		5.290%,08/01/2037	91,970	0.0
183,646		5.290%,09/01/2037	189,702	0.0
69,106		5.290%,09/01/2037	71,371	0.0
17,319		5.300%,10/01/2036	17,889	0.0
75,554		5.300%,12/01/2036	78,047	0.0
63,332		5.300%,02/01/2037	65,446	0.0
49,136		5.300%,05/01/2037	50,776	0.0
229,345		5.300%,08/01/2037	237,755	0.0
115,111		5.390%,12/01/2037	119,273	0.0
162,348		5.405%,11/01/2036	168,397	0.0
210,966		5.405%,02/01/2037	219,076	0.0
74,319		5.740%,07/01/2037	77,694	0.0
9,680		7.500%,05/01/2028	9,699	0.0
			72,207,840	5.5

	Total U.S. Government Agency Obligations
	(Cost $952,588,627)		925,341,948	70.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.4%
9,269,943	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.477%, 01/25/2030	764,149	0.1
28,107,180	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	2,970,632	0.2
19,442,520	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.814%, 04/25/2030	2,017,900	0.2
2,988,772	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.026%, 09/25/2030	182,241	0.0
16,518,522	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.630%, 05/25/2035	2,321,950	0.2
14,973,994	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.443%, 07/25/2035	1,846,523	0.1
34,827,634	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1519 X1, 0.705%, 12/25/2035	1,992,851	0.2
24,909,213	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.844%, 09/25/2027	818,288	0.1
31,466,000	(1)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	2,454,261	0.2
34,830,570	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 2.080%, 01/25/2031	4,152,349	0.3
272,682	(2)	Ginnie Mae 2004-23 Z, 5.761%, 03/16/2044	279,319	0.0
4,058,612	(1),(2)	Ginnie Mae 2006-67 IO, 0.549%, 11/16/2046	11,147	0.0
46,230	(2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	46,179	0.0
559,884		Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	561,405	0.0
227,477	(1),(2)	Ginnie Mae 2008-45 IO, 0.856%, 02/16/2048	286	0.0
72,473	(2)	Ginnie Mae 2009-115 D, 4.824%, 01/16/2050	72,401	0.0
277,806	(1),(2)	Ginnie Mae 2010-122 IO, 0.256%, 02/16/2044	76	0.0
59,133	(1),(2)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	662	0.0
12,015,834	(1),(2)	Ginnie Mae 2011-47 IO, 0.157%, 01/16/2051	37,761	0.0
1,902,055	(2)	Ginnie Mae 2018-114 Z, 3.100%, 04/16/2060	1,666,089	0.1
10,750,377		Ginnie Mae 2018-116 Z, 3.000%, 06/16/2058	9,684,473	0.7
1,919,056		Ginnie Mae 2018-169 Z, 3.000%, 04/16/2061	1,587,066	0.1
1,909,055		Ginnie Mae 2019-17 Z, 3.000%, 12/16/2060	1,584,237	0.1
2,525,160	(2)	Ginnie Mae 2019-19 Z, 3.200%, 11/16/2060	2,235,030	0.2
2,227,205		Ginnie Mae 2019-53 Z, 3.000%, 06/16/2061	1,899,481	0.2

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 16 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,095,625	Ginnie Mae 2021-79, 1.750%, 08/16/2063	$2,947,124	0.2
2,540,931	Ginnie Mae 2021-80 Z, 1.500%, 12/16/2062	1,611,855	0.1
2,333,712	Ginnie Mae 2021-90 B, 1.750%, 05/16/2061	1,524,055	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $53,057,472)	45,269,790	3.4

ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
1,317,287	Fannie Mae Grantor Trust 2001-T9 A1, 1.734%, (US0001M + 0.220%), 09/25/2031	1,301,191	0.1
96,360	(2) Fannie Mae Grantor Trust 2003-T4 2A6, 4.551%, 07/26/2033	96,548	0.0
17,372	(2) Fannie Mae REMIC Trust 2001-W4 AF6, 5.110%, 01/25/2032	17,788	0.0
15,766	(2) Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	15,387	0.0
11,936	(2) Fannie Mae REMIC Trust 2002-W2 AF6, 6.000%, 05/25/2032	11,762	0.0

	Total Asset-Backed Securities
	(Cost $1,443,544)	1,442,676	0.1

	Total Long-Term Investments
	(Cost $1,765,049,526)	1,693,299,378	129.1

SHORT-TERM INVESTMENTS: 4.1%
	U.S. Government Agency Obligations: 4.0%
15,750,000	(6) Federal Home Loan Bank Discount Notes, 1.170%, 07/06/2022	15,746,980	1.2
6,700,000	(6) Federal Home Loan Bank Discount Notes, 1.290%, 07/13/2022	6,696,918	0.5
14,800,000	(6) Federal Home Loan Bank Discount Notes, 1.680%, 08/10/2022	14,772,144	1.1
11,300,000	(6) Federal Home Loan Bank Discount Notes, 2.780%, 03/27/2023	11,072,222	0.9
4,000,000	Federal Home Loan Banks, 1.520%, 09/16/2022	4,000,097	0.3

	Total U.S. Government Agency Obligations
	(Cost $52,288,028)	52,288,361	4.0

	U.S. Treasury Bills: 0.1%
975,000	(6) United States Treasury Bill, 0.700%, 07/05/2022
	(Cost $974,930)	974,906	0.1

	Total Short-Term Investments
	(Cost $53,262,958)	53,263,267	4.1

	Total Investments in Securities (Cost $1,818,312,484)	$1,746,562,645	133.2
	Liabilities in Excess of Other Assets	(435,588,295)	(33.2)
	Net Assets	$1,310,974,350	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(3)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2022.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
SOFRRATE	1-day Secured Overnight Financing Rate
US0001M	1-month LIBOR

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 17 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$721,244,964	$–	$721,244,964
U.S. Government Agency Obligations	–	925,341,948	–	925,341,948
Commercial Mortgage-Backed Securities	–	45,269,790	–	45,269,790
Asset-Backed Securities	–	1,442,676	–	1,442,676
Short-Term Investments	–	53,263,267	–	53,263,267
Total Investments, at fair value	$–	$1,746,562,645	$–	$1,746,562,645
Other Financial Instruments+
Futures	2,571,597	–	–	2,571,597
Total Assets	$2,571,597	$1,746,562,645	$–	$1,749,134,242
Liabilities Table
Other Financial Instruments+
Futures	$(541,461)	$–	$–	$(541,461)
Total Liabilities	$(541,461)	$–	$–	$(541,461)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	21	09/21/22	$2,911,125	$32,769
U.S. Treasury Ultra Long Bond	157	09/21/22	24,231,969	(541,461)
			$27,143,094	$(508,692)
Short Contracts:
U.S. Treasury 10-Year Note	(716)	09/21/22	(84,868,375)	1,074,772
U.S. Treasury 2-Year Note	(368)	09/30/22	(77,285,751)	442,062
U.S. Treasury 5-Year Note	(873)	09/30/22	(97,994,250)	808,817
U.S. Treasury Ultra 10-Year Note	(98)	09/21/22	(12,482,750)	213,177
			$(272,631,126)	$2,538,828

Date: 08/19/2022 04:00 AM	Project: Form Type:
Client: __	File: tm2223733d4_gnmaincome.htm Type: Pg: 18 of 18

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,828,285,490.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,306,959
Gross Unrealized Depreciation	(85,999,668)
Net Unrealized Depreciation	$(79,692,709)